Pay vs Performance Disclosure - USD ($)	12 Months Ended				48 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2025
Pay vs Performance Disclosure
Company Selected Measure Name					GAAP Revenue (6)(7)
Named Executive Officers, Footnote	Our Non-PEO NEOs, for each year presented above were:

Fiscal Year	Non-PEO NEOs
2025	Ashley Johnson, Robbie Schingler, Jr. and Kevin Weil
2024	Ashley Johnson, Robbie Schingler, Jr. and Kevin Weil
2023	Ashley Johnson and Robbie Schingler, Jr.
2022	Ashley Johnson and Kevin Weil

Peer Group Issuers, Footnote	The peer group used in this disclosure is the Nasdaq Computer Index, which is the same peer group used in the stock performance graph required by Item 201(e) of Regulation S-K and included in Part II, Item 5 of our Annual Report on Form 10-K for the year ended January 31, 2025.
PEO Total Compensation Amount	$ 4,746,341	$ 6,250,741	$ 610,285	$ 10,863,643
PEO Actually Paid Compensation Amount	14,120,283	(38,589)	(351,766)	6,866,622
Non-PEO NEO Average Total Compensation Amount	2,049,822	2,789,191	1,024,613	12,275,147
Non-PEO NEO Average Compensation Actually Paid Amount	2,609,080	(1,738,432)	380,184	8,529,208
Equity Valuation Assumption Difference, Footnote	The following table summarizes the adjustments made to each of the PEO's total compensation and the average of the Non-PEOs' total compensation, in each case, reported in the Summary Compensation Table, as required by SEC rules, to calculate "Compensation Actually Paid" amounts included in the table above. The fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for RSU and PSU awards, the closing price per share as of the applicable date; (ii) for stock options, using the Black-Scholes option pricing model as of the applicable date; and (iii) for earn-out awards, using a model based on multiple stock price paths developed through the use of a Monte Carlo simulation that incorporates into the valuation the possibility that the market condition targets may not be satisfied as of the applicable date. For further details, please see Note 2 and Note 14 to our consolidated financial statements included in our 2025 Annual Report. The valuation methods used to calculate fair values did not materially differ from those disclosed as of the grant date of the equity awards. The fair value of the employee stock options outstanding at the end of the fiscal years ended January 31, 2025, January 31, 2024, January 31, 2023, January 31, 2022, and January 31, 2021, was estimated using the following assumptions:

	Year Ended January 31,
	2025	2024	2023	2022	2021
Weighted-average expected term (years)	3.1 - 3.7	3.1 - 4.7	3.6 - 5.1	3.6 - 6.1	4.7 - 5.4
Expected volatility	67.93% - 73.49%	58.23% - 74.68%	61.40% - 75.49%	55.90% - 63.92%	54.51% - 56.24%
Risk-free interest rate	3.52% - 4.715%	3.46% - 4.8%	1.56% - 4.455%	0.33% - 1.685%	0.62%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount	56.43	20.91	45.79	56.43
Peer Group Total Shareholder Return Amount	144.40	110.07	73.74	93.59
Net Income (Loss)	$ (123,196)	$ (140,509)	$ (161,966)	$ (137,124)
Company Selected Measure Amount	244,352	220,696	191,256	131,209
PEO Name					William Marshall
Measure:: 1
Pay vs Performance Disclosure
Name					GAAP Revenue
Measure:: 2
Pay vs Performance Disclosure
Name					Adjusted EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,304,224)	$ (5,750,272)	$ 0	$ (10,379,018)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,662,604	2,583,806	0	5,751,773
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,861,383	(3,422,646)	(815,992)	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	963,511	866,335	0	630,224
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	190,668	(566,553)	(146,059)	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,600,028)	(2,513,781)	(494,188)	(11,960,050)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,244,218	1,014,059	419,698	6,417,961
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	349,101	(2,743,352)	(487,409)	655,031
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	375,386	377,401	73,520	183,824
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	80,982	(661,950)	(156,050)	957,295
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,890,401)	$ 0	$ 0	$ 0